Contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Contract Assets
Schedule of Contract assets

	December 31, 2023	Additions (i)	Write-offs (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2024 (iii)

Total contract assets	7,393,096	6,675,914	(164,022)	5,796	(9,033,117)	4,877,667

(i)	The largest additions of the period are located in the municipalities of São Paulo, Guarulhos and Praia Grande, in the amounts of R$ 2,744 million, R$ 518 million and R$ 239 million, respectively.

(ii)	The largest transfers of the period are located in the municipalities of São Paulo, Guarulhos and Itanhaém, in the amounts of R$ 3,632 million, R$ 353 million and R$ 241 million, respectively.

(iii)	The largest works are located in the municipalities of São Paulo, Guarulhosa and Francisco Morato, in the amounts of R$ 1,165 million, R$ 418 million and R$ 260 million, respectively.

As of December 31, 2024 and 2023, there were no leases amounts recorded in the contract assets recognized before December 31, 2019 in accordance with IAS 17.

	December 31, 2022	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2023 (iii)

Total contract assets	8,613,968	6,026,053	384	(7,247,309)	7,393,096

	December 31, 2021	Additions (i)	Transfers	Transfers of works to intangible assets	December 31, 2022

Total contract assets	8,550,102	5,240,528	2,702	(5,179,364)	8,613,968